REVENUE RECOGNITION (Tables)	3 Months Ended
Mar. 31, 2017
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2017	2016

	U.S. $ in millions
Rebates	$2,852	$3,482
Medicaid	1,903	1,729
Chargebacks	1,717	1,584
Returns	813	844
Other	215	200
	$7,500	$7,839